Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Currently payable
Federal	$ 756	$ 720	$ 534
State	104	123	59
International	597	632	673
Deferred
Federal	(219)	(44)	(43)
State	(25)	(17)	(28)
International	72	(77)	(81)
Total	$ 1,285	$ 1,337	$ 1,114